Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 4,757	$ 2,729
Tax-exempt income from securities	(200)	(232)
Foreign operations subject to different tax rates	(160)	(137)
Write-down of goodwill		202
Change in tax rate for deferred income taxes		11
Income attributable to investments in associates and joint ventures	(57)	(56)
Other	9	(13)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	$ 4,349	$ 2,504
Combined Canadian federal and provincial income taxes at the statutory tax rate	26.60%	26.60%
Tax-exempt income from securities	(1.10%)	(2.30%)
Foreign operations subject to different tax rates	(0.90%)	(1.30%)
Write-down of goodwill		2.00%
Change in tax rate for deferred income taxes		0.10%
Income attributable to investments in associates and joint ventures	(0.30%)	(0.60%)
Other		(0.10%)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	24.30%	24.40%